Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 104,635,815	¥ 97,714,938
Other [member] | Housing Loans [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	10,575,167	10,615,897
Other [member] | Housing Loans [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 17,600	¥ 20,789